Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ (14,900,000)	$ (2,500,000)
Reclassification from AOCI, Current Period, Tax	(1,000)
OCI, Debt Securities, Available-for-Sale, Transfer from Held-to-Maturity, Gain (Loss), before Adjustment, Tax	$ 2,000	$ 0